GROUP ENTITIES	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
GROUP ENTITIES

24.	GROUP ENTITIES

		Ownership and Voting Percentage
Name	Country of Incorporation	December 31, 2023	December 31, 2022
Frontline Management (Bermuda) Ltd	Bermuda	100%	100%
Frontline Corporate Services Ltd	United Kingdom	100%	100%
Frontline Management AS	Norway	100%	100%
Frontline 2012 Ltd.	Bermuda	100%	100%
Frontline Chartering Services Inc.	Liberia	100%	100%
Frontline Shipping Singapore Pte Ltd.	Singapore	100%	100%
Frontfleet Ltd	Bermuda	100%	100%
Frontfleet II Ltd	Bermuda	100%	100%
Front Thor Inc.	Liberia	100%	100%
Front Odin Inc.	Liberia	100%	100%
Front Loki Inc.	Liberia	100%	100%
Front Njord Inc.	Liberia	100%	100%
Front Ull Inc	Liberia	100%	100%
Front Idun Inc	Liberia	100%	100%
Front King Inc.	Liberia	100%	100%
Front Queen Inc.	Liberia	100%	100%
Front Sovereign Inc.	Liberia	100%	100%
Front Monarch Inc.	Liberia	100%	100%
Front Eminence Inc.	Liberia	100%	100%
Front Endurance Inc.	Liberia	100%	100%
Front Duke Inc.	Republic of the Marshall Islands	100%	100%
Front Brage Inc.	Liberia	100%	100%
Front Balder Inc.	Liberia	100%	100%
Front Challenger Inc.	Liberia	100%	100%
Front Crown Inc.	Liberia	100%	100%
Front Coral Inc.	Liberia	100%	100%
Front Crystal II Inc.	Liberia	100%	100%
Front Classic Inc.	Liberia	100%	100%
Front Clipper Inc.	Liberia	100%	100%
Front Cosmos Inc.	Liberia	100%	100%
Front Cascade Inc.	Liberia	100%	100%
Front Duchess Inc.	Republic of the Marshall Islands	100%	100%
Sea Hull L0037 Corp.	Liberia	100%	100%
Sea Hull L0044 Corp.	Liberia	100%	100%
Sea Hull L0045 Corp.	Liberia	100%	100%
Sea Hull L0046 Corp.	Liberia	100%	100%
Front Cheetah Inc.	Liberia	100%	100%
Front Cougar Inc.	Liberia	100%	100%
Front Aphrodite Inc.	Liberia	100%	100%

Front Athena Inc.	Liberia	100%	100%
Front Hebe Inc.	Liberia	100%	100%
Front Hera Inc.	Liberia	100%	100%
Front Altair Inc.	Liberia	100%	100%
Front Antares Inc	Liberia	100%	100%
Front Vega Inc.	Liberia	100%	100%
Front Sirius Inc.	Liberia	100%	100%
Front Castor Inc.	Liberia	100%	100%
Front Pollux Inc.	Liberia	100%	100%
Front Capella Inc.	Liberia	100%	100%
Front Polaris Inc.	Liberia	100%	100%
Front Earl Inc.	Liberia	100%	100%
Front Empire Inc.	Liberia	100%	100%
Front Prince I Inc.	Liberia	100%	100%
Front Princess I Inc.	Liberia	100%	100%
Front Defender Inc.	Liberia	100%	100%
Front Discovery Inc.	Liberia	100%	100%
Front Cruiser Inc.	Liberia	100%	100%
Front Dynamic I Inc.	Liberia	100%	100%
Front Favour Inc.	Republic of the Marshall Islands	100%	100%
Front Feature Inc.	Republic of the Marshall Islands	100%	100%
Front Future Inc.	Liberia	100%	100%
Front Fusion Inc.	Liberia	100%	100%
White Flag Ventures XXXVI LLC	Republic of the Marshall Islands	100%	100%
White Flag Ventures XXXIX LLC	Republic of the Marshall Islands	100%	100%
White Flag Ventures XL LLC	Republic of the Marshall Islands	100%	100%
White Flag Ventures XLI LLC	Republic of the Marshall Islands	100%	100%
White Flag Ventures XLII LLC	Republic of the Marshall Islands	100%	100%
White Flag Ventures XLIII LLC	Republic of the Marshall Islands	100%	100%
White Flag Ventures XLIV LLC	Republic of the Marshall Islands	100%	100%
White Flag Ventures XLV LLC	Republic of the Marshall Islands	100%	100%
White Flag Ventures XLVI LLC	Republic of the Marshall Islands	100%	100%
White Flag Ventures XLVII LLC	Republic of the Marshall Islands	100%	100%
Hull 3240 Inc.	Republic of the Marshall Islands	100%	100%
Hull 3241 Inc.	Republic of the Marshall Islands	100%	100%
Hull 3283 Inc.	Republic of the Marshall Islands	100%	100%
Hull 3284 Inc.	Republic of the Marshall Islands	100%	100%
Hull 3285 Inc.	Republic of the Marshall Islands	100%	100%
Hull 3286 Inc.	Republic of the Marshall Islands	100%	100%
Front Driva Inc.	Republic of the Marshall Islands	100%	100%
Front Nausta Inc.	Republic of the Marshall Islands	100%	100%
Frontfleet Chartering Inc.	Republic of the Marshall Islands	100%	100%
Frontline (Management) Cyprus Ltd	Cyprus	100%	—
Front Beaver Inc.	Republic of the Marshall Islands	100%	—
Front Beauly Inc.	Republic of the Marshall Islands	100%	—
Front Cloud Inc.	Republic of the Marshall Islands	100%	—
Front Clyde Inc.	Republic of the Marshall Islands	100%	—

Front Dee Inc.	Republic of the Marshall Islands	100%	—
Front Eagle Inc.	Republic of the Marshall Islands	100%	—
Front Eira Inc.	Republic of the Marshall Islands	100%	—
Front Forth Inc.	Republic of the Marshall Islands	100%	—
Front Gander Inc.	Republic of the Marshall Islands	100%	—
Front Hawke Inc.	Republic of the Marshall Islands	100%	—
Front Maine Inc.	Republic of the Marshall Islands	100%	—
Front Morgan Inc.	Republic of the Marshall Islands	100%	—
Front Naver Inc.	Republic of the Marshall Islands	100%	—
Front Neiden Inc.	Republic of the Marshall Islands	100%	—
Front Osen Inc.	Republic of the Marshall Islands	100%	—
Front Otra Inc.	Republic of the Marshall Islands	100%	—
Front Rauma Inc.	Republic of the Marshall Islands	100%	—
Front Spey Inc.	Republic of the Marshall Islands	100%	—
Front Surna Inc.	Republic of the Marshall Islands	100%	—
Front Tay Inc.	Republic of the Marshall Islands	100%	—
Front Vefsna Inc.	Republic of the Marshall Islands	100%	—
Front Vosso Inc.	Republic of the Marshall Islands	100%	—
Front Humber Inc.	Republic of the Marshall Islands	100%	—
Front Flores Inc.	Republic of the Marshall Islands	100%	—